Note 6 - Servicing (Detail) - Mortgage Servicing Rights Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value	$ 930,760	$ 727,240
Capitalized servicing rights – new loan sales	444,646	168,342	315,039
Disposals (amortization based on loan payments and payoffs)	(257,057)	(240,662)	(332,851)
Change in fair value	15,931	(314,566)	(141,587)
Beginning of Period [Member]
Fair value	727,240	1,114,126	1,273,525
End of Period [Member]
Fair value	$ 930,760	$ 727,240	$ 1,114,126